                             NATIONWIDE MUTUAL FUNDS

                       Nationwide China Opportunities Fund
                        Nationwide Emerging Markets Fund
                      Nationwide International Growth Fund

                      Supplement dated July 25, 2007 to the
           Prospectus dated February 28, 2007 (as revised May 1, 2007)

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Prospectus.

The bar chart shown under the Section "Nationwide  Emerging Markets Fund Summary and Performance" on page 9 of the Prospectus is hereby deleted and replaced with the following:

Annual Total Returns - Class A Shares
(Years Ended December 31)

[BAR CHART OMITTED]

                        2001            0.58%
                        2002           -6.10%
                        2003           65.25%
                        2004           20.34%
                        2005           31.67%
                        2006           35.01%

Best Quarter: 32.73% - 4th qtr of 2001
Worst Quarter: -25.64% - 3rd qtr of 2001

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PS-INT-2 7/07